Cover	Nov. 14, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No.1
Document Period End Date	Nov. 14, 2023
Entity File Number	001-41034
Entity Registrant Name	SYNTEC OPTICS HOLDINGS, INC.
Entity Central Index Key	0001866816
Entity Tax Identification Number	04-3447217
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	515 Lee Rd.
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14606
City Area Code	(585)
Local Phone Number	768-2513
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	OPTX
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share, subject to adjustment
Title of 12(b) Security	Redeemable warrants, exercisable for common stock at an exercise price of $11.50 per share, subject to adjustment
Trading Symbol	OPTXW
Security Exchange Name	NASDAQ